Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock-Based Compensation
9. Stock-based Compensation
In 2017, the Company adopted the 2017 Stock Incentive Plan (the “2017 Plan”). Under the 2017 Plan, a total of 537,914 shares of the Company’s common stock were reserved for the issuance of stock options to employees, directors, and consultants under terms and provisions established by the Board of Directors (the “Board”). Under the terms of the 2017 Plan, options were granted at an exercise price not less than fair market value. The terms of options granted under the 2017 Plan may not exceed ten years. The Board determined the terms and conditions of a Restricted Stock Award, including the conditions for vesting and repurchase (or forfeiture) and the issue price, if any. On October 11, 2017, the Company increased the number of shares of common stock available for issuance under the 2017 Plan from 537,914 shares to 630,662 shares. On November 29, 2017, the Company increased the number of shares of common stock available for issuance under the 2017 Plan from 630,662 shares to 1,866,009 shares.
In connection with the Company’s initial public offering completed in January 2018, the Board adopted and the Company’s stockholders approved the 2018 Stock Incentive Plan (“2018 Plan”), which became effective on the date immediately preceding the date on which the Company’s registration statement became effective. The 2018 Plan provides for the grant of incentive stock options, nonstatutory stock options, restricted stock awards, restricted stock units, stock appreciation rights, and other stock-based awards. The Company’s employees, officers, directors, consultants and advisors are eligible to receive awards under the 2018 Plan. The number of shares of common stock that were reserved for issuance under the 2018 Plan were 2,200,260 shares. The 2018 Plan provides that the number of shares reserved and available for issuance under the plan will automatically increase each January 1, beginning on January 1, 2019, by 4% of the outstanding number of shares of the Company’s common stock on the immediately preceding December 31 or such lesser number of shares as determined by the Board. On January 1, 2019, as a result of the foregoing evergreen provision, the number of shares of common stock available for issuance under the 2018 Plan automatically increased from 2,200,260 to 3,322,473 shares. On January 1, 2020, as a result of the foregoing evergreen provision, the number of shares of common stock available for issuance under the 2018 Plan automatically increased from 3,322,473 to 4,780,262 shares.
Since the date of effectiveness of the 2018 Plan, the Company has not and will not grant any further awards under the 2017 Plan. However, any shares of common stock subject to awards under the 2017 Plan that expire, terminate, or otherwise are surrendered, canceled, forfeited or repurchased without having been fully exercised or resulting in any common stock being issued will become available for issuance under the 2018 Plan.
Stock-based Compensation Expense
Total stock-based compensation expense is recognized for stock options granted to employees and non-employees
and has been reported in the Company’s condensed consolidated condensed statements of operations and comprehensive loss as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
Research and development	$289	$499	$689	$776
General and administrative	470	444	1,045	831

Total stock-based compensation expense	$759	$943	$1,734	$1,607

Stock Options
The following table summarizes stock option activity under the Plans:

	Shares Available for Grant	Number of Options Outstanding	Weighted- Average Exercise Price per Option	Weighted- Average Remaining Contract Term	Aggregate Intrinsic Value
					(In thousands)
Outstanding, December 31, 2019	215,043	2,562,800	$7.85	8.84
Shares reserved for issuance	1,457,789
Options granted	(86,484)	86,484	2.23
Options cancelled	509,272	(509,272)	7.44
Restricted stock units cancelled	165,036

Outstanding, June 30, 2020	2,260,656	2,140,012	7.54	8.59	$567

Exercisable, June 30, 2020		771,444	10.02	8.04	91
Vested and expected to vest, June 30, 2020		2,140,012	7.54	8.59	567
The aggregate intrinsic values of options outstanding, exercisable, vested and expected to vest were calculated as the difference between the exercise price of the in-the-money
options and the fair value of the Company’s common stock as of June 30, 2020. No options were exercised during the six months ended June 30, 2020.
During the six months ended June 30, 2020, the Company granted options to directors to purchase an aggregate of 86,484 common shares with a grant date fair value of $1.80 per share. During the six months ended June 30, 2020, the Company did not grant any options to employees and nonemployees to purchase common shares. The expense related to options granted to employees and directors for the three and six months ended June 30, 2020 was $0.7 million and $1.6 million, respectively. The expense related to options granted to non-employees
for the three and six months ended June 30, 2020 was $7,000 and $ 8,000, respectively. The expense related to options granted to employees and directors was $0.9 million and $1.5 million for the three and six months ended June 30, 2019, respectively. The expense related to options granted to non-employees
was $40,000 and $48,000 for the three and six months ended June 30, 2019, respectively.
As of June 30, 2020, the total unrecognized compensation expense related to unvested options granted to employees and directors was $5.9 million, which the Company expects to recognize over an estimated weighted-average period of 2.36 years. As of June 30, 2020, the total unrecognized compensation expense related to unvested non-employee
options was $28,000, which the Company expects to recognize over an estimated weighted-average period of 1.74 years.
The fair value of stock options for employees and
non-employees
was estimated using a Black-Scholes option pricing model with the following assumptions:

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
Employees:
Fair value of common stock	$2.23	$6.97 - $8.08	$2.23	$6.97 - $8.90
Expected term (in years)	5.5	5.5 - 6.1	5.5	5.5 - 6.1
Expected volatility	110.2%	94.5% - 104.8%	110.2%	93.7% - 104.8%
Risk-free interest rate	0.4%	1.9% - 2.4%	0.4%	1.9% - 2.6%
Expected dividend yield	0.0%	0.0%	0.0%	0.0%
Non-employees:
Fair value of common stock	$2.09 - $2.18	$8.90 - $10.20	$0.96 - $2.18	$6.82 - $10.20
Expected term (in years)	7.0 - 8.8	8.0 - 9.7	7.0 - 9.0	8.0 - 10.0
Expected volatility	100.8% - 103.5%	93.4% - 94.2%	99.6% - 103.5%	90.0% - 94.9%
Risk-free interest rate	0.5% - 0.6%	1.9% - 2.1%	0.5% - 0.9%	1.9% - 2.6%
Expected dividend yield	0.0%	0.0%	0.0%	0.0%
Restricted Stock Units
In May 2018, the Company granted 24,960 restricted stock units to an employee with a grant date fair value of $9.03 per share. In December 2019, the Company granted 813,335 restricted stock units to employees with a grant date fair value of $1.27 per share.
The summary of restricted stock unit activity and related information is as follows:

Number of Restricted Stock Units Outstanding
Unvested shares—December 31, 2019	828,935
Vested, net of shares withheld for taxes	(2,121)
Cancelled	(165,036)

Unvested shares—June 30, 2020	661,778

The Company recognized $52,000 and $0.1 million of stock-based compensation expense related to restricted stock units during the three and six months ended June 30, 2020, respectively. As of June 30, 2020, there was $0.7 million of unrecognized stock-based compensation expense related to unvested restricted stock units. This amount is expected to be recognized over a remaining weighted-average period of 3.44 years. There were no restricted stock units granted to employees or non-employees
during the three and six months ended June 30, 2020 and 2019.
2018 Employee Stock Purchase Plan
The Board adopted and the Company’s stockholders approved the 2018 Employee Stock Purchase Plan (“2018 ESPP”), which became effective on the date immediately preceding the date on which the Company’s registration statement became effective. The 2018 ESPP enables eligible employees to purchase shares of the Company’s Common Stock at a discount. The number of shares of common stock originally reserved for issuance under the 2018 ESPP were 275,030 shares. The 2018 ESPP provides that the number of shares reserved and available for issuance will automatically increase each January 1, beginning on January 1, 2019 and increasing each January 1 thereafter through January 1, 2028, by the least of (i) 1% of the outstanding number of shares of the Company’s common stock on the immediately preceding December 31; (ii) 543,926 shares or (iii) such number of shares as determined by the ESPP administrator. On January 1, 2019, as a result of the foregoing evergreen provision, the number of shares of common stock available for issuance under the 2018 ESPP automatically increased from 275,030 to 555,583 shares. On January 1, 2020, as a result of the foregoing evergreen provision, the number of shares of common stock available for issuance under the 2018 ESPP automatically increased from 555,583 to 920,030 shares. No
 s
hares have been issued under the 2018 ESPP during the three and six months ended June 30, 2020.

10. Stock-based Compensation
In 2017, the Company adopted the 2017 Stock Incentive Plan (the “2017 Plan”). Under the 2017 Plan, shares of the Company’s common stock have been reserved for the issuance of stock options, restricted stock awards and restricted stock units to employees, directors, and consultants under terms and provisions established by the Board of Directors. A total of 537,914 shares were reserved for issuance under the 2017 Plan. Under the terms of the 2017 Plan, options may be granted at an exercise price not less than fair market value. The terms of options granted under the 2017 Plan may not exceed ten years. The Board shall determine the terms and conditions of a restricted stock Award, including the conditions for vesting and repurchase (or forfeiture) and the issue price, if any. On October 11, 2017, the Company increased the number of shares of common stock available for issuance under the 2017 Plan from 537,914 shares to 630,662 shares. On November 29, 2017, the Company increased the number of shares of common stock available for issuance under the 2017 Plan from 630,662 shares to 1,866,009 shares.
In connection with the Company’s IPO, the Board adopted, and the Company’s stockholders approved the 2018 Stock Option and Incentive Plan (“2018 Plan”), which became effective on the date immediately preceding the date on which the Company’s registration statement became effective. The 2018 Plan provides for the grant of incentive stock options, non-statutory
stock options, restricted stock awards, restricted stock units, stock appreciation rights, and other stock-based awards. The Company’s employees, officers, directors, consultants and advisors are eligible to receive awards under the 2018 Plan. The number of shares of common stock that were initially reserved for issuance under the 2018 Plan was 2,200,260 shares. The 2018 Plan provides that the number of shares reserved and available for issuance under the plan will automatically increase each January 1, beginning on January 1, 2019, by 4% of the outstanding number of shares of the Company’s common stock on the immediately preceding December 31 or such lesser number of shares as determined by the Board. On January 1, 2019, as a result of the foregoing evergreen provision, the number of common stock available for issuance under the 2018 Plan automatically increased from 2,200,260 to 3,322,473 shares.
Since the date of effectiveness of the 2018 Plan, the Company has not and will not grant any further awards under the 2017 Plan. However, any shares of common stock subject to awards under the 2017 Plan that expire, terminate, or otherwise are surrendered, canceled, forfeited or repurchased without having been fully exercised or resulting in any common stock being issued will become available for issuance under the 2018 Plan. As of December 31, 2019, no such shares became available for issuance under the 2018 Plan.
Stock-based Compensation Expense
Total stock-based compensation expense is recognized for stock-based awards granted to employees and non-employees
and has been reported in the Company’s consolidated statements of operations and comprehensive loss as follows:

	Year Ended December 31,
	2019	2018	2017
	(In thousands)
Research and development	$1,542	$1,236	$246
General and administrative	2,152	1,557	224

Total stock-based compensation expense	$3,694	$2,793	$470

Stock Options
The following table summarizes stock option activity under the Plan:

	Shares Available for Grant	Number of Options Outstanding	Weighted- Average Exercise Price per Option ($)	Weighted- Average Remaining Contract Term (Years)	Aggregate Intrinsic Value ($)
	(In thousands)
Outstanding, December 31, 2018	1,350,582	1,122,677	11.63	9.22
Shares reserved for issuance	1,122,213
Options granted	(1,896,527)	1,896,527	6.28
Restricted stock units granted	(813,335)
Options exercised	—	(7,029)	0.79
Options forfeited	449,375	(449,375)	10.77

Outstanding, December 31, 2019	212,308	2,562,800	7.85	8.84	200

Exercisable, December 31, 2019		461,150	11.40	7.06	37
Vested and expected to vest, December 31, 2019		2,562,800	7.85	8.84	200
The aggregate intrinsic values of options outstanding, exercisable, vested and expected to vest were calculated as the difference between the exercise price of the options and the fair value of the Company’s common stock as of December 31, 2019. The aggregate intrinsic value of options exercised during the year ended December 31, 2019, was $67,000. The aggregate intrinsic values of options exercised during the year ended December 31, 2018 was $78,000.
During the year ended December 31, 2019, the Company granted options to employees and directors to purchase an aggregate of 1,886,687 common shares with a weighted-average grant date fair value of $4.83. During the year ended December 31, 2018, the Company granted options to employees to purchase an aggregate of 926,838 common shares with a weighted-average grant date fair value of $9.23. During the year ended December 31, 2019, the Company granted options to non-employees
to purchase an aggregate of 9,840 common shares with a weighted-average grant date fair value of $7.61. During the year ended December 31, 2018, the Company granted options to non-employees
to purchase an aggregate of 7,200 common shares with a weighted-average grant date fair value of $12.51.
As of December 31, 2019, the total unrecognized compensation expense related to unvested employee options was $9.4 million which the Company expects to recognize over an estimated weighted-average period of 2.80 years. As of December 31, 2019, the total unrecognized compensation expense related to unvested non-employee
options was $26,000 which the Company expects to recognize over an estimated weighted-average period of 2.14 years.
The fair value of stock options for employees and
non-employees
was estimated using a Black-Scholes option pricing model with the following assumptions:

Year Ended December 31,
	2019	2018	2017
Employees:
Fair value of common stock	$1.27 - $10.66	$8.57 - $15.45	$0.79 - $9.33
Expected term (in years)	5.5 - 6.1	5.8 - 6.2	5.9 - 6.2
Expected volatility	92.0% - 104.9%	75.9% - 90.6%	74.4% - 74.5%
Risk-free interest rate	1.4% - 2.6%	2.4% - 3.1%	1.9% - 2.2%
Expected dividend yield	0.0%	0.0%	0.0%
Non-employees:
Fair value of common stock	$1.23 - $10.26	$8.62 - $15.45	$0.79 - $10.28
Expected term (in years)	7.4 - 10.0	8.4 - 10.0	9.4 - 10.0
Expected volatility	89.7% - 99.5%	78.0% - 91.2%	74.6% - 77.0%
Risk-free interest rate	1.7% - 2.8%	2.7% - 3.1%	2.3% - 2.4%
Expected dividend yield	0.0%	0.0%	0.0%
Restricted Stock
On April 17, 2018, the Company granted 2,000 shares of restricted stock to a consultant. The restrictions lapsed in four equal quarterly installments and was fully vested on the first anniversary of such grant. Compensation expenses of such unvested shares was remeasured at fair value until vested at each reporting date.
The summary of restricted stock activity and related information follows:

Number of Restricted Shares Outstanding
Unvested shares—December 31, 2018	1,000
Vested	(1,000)

Unvested shares—December 31, 2019	—

The Company recognized $4,000, $0.9 million and $0.4 million of stock-based compensation expense related to restricted shares during the years ended December 31, 2019, 2018 and 2017, respectively. As of December 31, 2019, there was no unrecognized stock-based compensation expense related to unvested restricted stock.
Restricted Stock Units
In May 2018, the Company granted 24,960 restricted stock units to an employee with a grant date fair value of $9.03 per share. In December 2019, the Company granted 813,335 restricted stock units to employees with a weighted-average grant date fair value of $1.27.
The summary of restricted stock unit activity and related information follows:

Number of Restricted Stock Units Outstanding
Unvested shares—December 31, 2018	24,960
Granted	813,335
Vested	(9,360)

Unvested shares—December 31, 2019	828,935

The Company recognized $74,000 and $35,000, of stock-based compensation expense related to restricted stock units during the years ended December 31, 2019 and 2018, respectively. As of December 31, 2019, there was $1.1 million of unrecognized stock-based compensation expense related to unvested restricted stock units which the Company expects to recognize over a remaining weighted-average period of 3.75 years.
2018 Employee Stock Purchase Plan
The Board adopted and the Company’s stockholders approved the 2018 Employee Stock Purchase Plan (“2018 ESPP”), which became effective on the date immediately preceding the date on which the Company’s registration statement became effective. The 2018 ESPP enables eligible employees to purchase shares of the Company’s Common Stock at a discount. The number of shares of common stock that were initially reserved for issuance under the 2018 ESPP was 275,030 shares. The 2018 ESPP provides that the number of shares reserved and available for issuance will automatically increase each January 1, beginning on January 1, 2019 and increasing each January 1 thereafter through January 1, 2028, by the least of (i) 1% of the outstanding number of shares of the Company’s common stock on the immediately preceding December 31; (ii) 543,926 shares or (iii) such number of shares as determined by the ESPP administrator. On January 1, 2019, as a result of the foregoing evergreen provision, the number of common stock available for issuance under the 2018 ESPP automatically increased from 275,030 to 555,583 shares. No shares have been issued under the 2018 ESPP during the years ended December 31, 2019 and 2018.